SCHEDULE OF FOREIGN CURRENCY TRANSLATION ADJUSTMENTS (Details)	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Year-end GBP£:US$ exchange rate	1.2515	1.2731
Annual average GBP£:US$ exchange rate	1.2781	1.2441